Research and development costs	12 Months Ended
Dec. 31, 2011
Research and development costs [Abstract]
Research and development costs

23. Research and development costs

R&D costs include credits for an amount of EUR 25.1 million, EUR 29.5 million, EUR 28.1 million during 2011, 2010 and 2009, respectively. R&D credits relate to world-wide (inter-)governmental funding for certain strategic development programs.